FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-3690

First Investors Tax Exempt Funds

(Exact name of registrant as specified in charter)

40 Wall Street

10th Floor

New York, NY 10005

(Address of principal executive offices)

Joseph I. Benedek

Foresters Investment Management Company, Inc.

Raritan Plaza I

8th Floor

Edison, NJ 08837-3620

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-858-8000

Date of Fiscal year-end: 12/31/2019

Date of reporting period: 7/1/2019 - 10/04/2019

Item 1. Proxy Voting Record

First Investors Tax Exempt Income Fund

None

First Investors Tax Exempt Opportunities Fund

None

First Investors California Tax Exempt Fund

None

First Investors New Jersey Tax Exempt Fund

None

First Investors New York Tax Exempt Fund

None

First Investors Oregon Tax Exempt Fund

None

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted Against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'

Where management has recommended that shareholders 'Abstain' from voting on a ballot item:

1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and

2) a ballot voted 'For" or 'Against' is considered to have been voted Against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

(Registrant)

By:	/s/ E. Blake Moore Jr.
E. Blake Moore Jr.
President and Principal Executive Officer

Date:	December 20, 2019